Putnam
Income
Fund

SEMIANNUAL REPORT
April 30, 1997

[LOGO: BOSTON * LONDON * TOKYO]




Fund highlights

* According to Lipper Analytical Services, Putnam Income Fund's class A share total return at net asset value for the year ended April 30, 1997, ranked fifth out of 122 corporate debt A-rated funds, placing the fund in the top 5% in this category.*

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

14 Portfolio holdings

29 Financial statements

*Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Their rankings vary over time and do not reflect the effects of sales charges. For periods ended 4/30/97, class A shares ranked 10 out of 51 and 5 out of 27 funds for 5- and 10-year performance, respectively; class B and class M shares ranked 22 and 9, respectively, out of 122 funds for 1-year performance. Class B and class M shares were not ranked over longer periods. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Managing a portfolio of fixed-income securities has become increasingly complex in recent years. The variety of available investments has proliferated and U.S. investors are increasingly looking for opportunities beyond this country's borders.

As a result, the managers of Putnam Income Fund now find themselves not only surveying interest rates, maturities, and credit ratings, but concerning themselves with such strategies as extending or shortening duration, hedging non-U.S. currencies against the dollar, and readjusting the weightings of various types of securities in the fund's portfolio.

To help them with this process, your fund's management team is able to call on Putnam's extensive fixed-income research and analysis capability. In the following report, the managers discuss your fund's performance during the first half of fiscal 1997 and look at prospects for the second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 18, 1997



Report from the Fund Managers
Kenneth J. Taubes, lead manager
Robert M. Paine
D. William Kohli
Rosemary H. Thomsen

The Federal Reserve Board's preemptive strike against inflation in late March capped off a challenging six months for shareholders of Putnam Income Fund. Over the fund's semiannual period ended April 30, 1997, bond investors reacted -- and, in some cases, overreacted -- to a flood of data that suggested the economy was overheating. Their fears were far from ungrounded: the economy grew at a 5.6% annual rate in the first quarter of 1997, while unemployment dropped to its lowest level since 1973. Your fund steered a successful course through the resulting market volatility, reaching the midpoint of its 1997 fiscal year with a small but positive total return at net asset value. Complete performance information for the fund appears on pages 9 and 10.

* FLEXIBLE STRATEGY AND SECTOR POSITIONING PROVE EFFECTIVE

In its search for income, your fund invests in a variety of bonds, including U.S. and foreign government bonds, mortgage-backed investments, and bonds issued by corporations. The amount of assets in each sector of the market is adjusted depending on the outlook for the economy and interest rates. This flexibility proved invaluable during the first half of the fund's 1997 fiscal year as sectors rotated in and out of favor with investors.

The fund began the semiannual period with a relatively heavy weighting in corporate bonds. Strong economic growth after years of aggressive cost cutting had put many companies on solid financial footing. As a result, 1996 was a banner year for corporate profits. According to one survey in The Wall Street Journal, corporate profits gained a remarkable 61% in the fourth quarter of 1996 over the fourth quarter of 1995. The results of these gains, which included credit rating upgrades and higher bond prices, proved beneficial to your fund's net asset value.

Higher-yielding lower-rated bonds turned in some of the strongest performance early in the period. Upgrades in credit quality and announcements of mergers involving portfolio holdings helped drive returns. By February 1997, however, we were concerned that the situation was ripe for correction.

As a prelude to the March increase in the federal funds rate, Federal Reserve Chairman Greenspan remarked to Congress that the current low level of inflation at a time of sustained economic growth appeared to be temporary, and more ominously, that an overly optimistic attitude "has become especially evident in quality spreads on high-yield corporate bonds." Fearing the impact of higher rates on the fund's holdings, we altered the portfolio's corporate bond position, trimming or eliminating the lower-rated bonds we considered most sensitive to changes in interest rates. Among the bonds sold were those of Alliant Techsystems, Inc., and Benedek Broadcasting. High-yield corporates did suffer a downturn shortly thereafter, underperforming U.S. Treasury bonds by some 60 basis points (100 basis points equals one percentage point) in March and April.

[GRAPHIC OMITTED: horizontal bar chart BOND MARKET PERFORMANCE BY SECTOR]

BOND MARKET PERFORMANCE BY SECTOR*

Comparison of total returns, 10/31/96 - 4/30/97

First Boston
High Yield Index                          6.00%

Lehman Brothers Mortgage-
Backed Securities Index                   2.64%

Lehman Brothers Corporate
Bond Index                                1.22%

Salomon Brothers World
Government Bond Index                    -4.50%

J.P. Morgan
Emerging Market Bond Index               11.90%

Lehman Brothers Long-Term
Treasury Bond Index                      -0.05%

                                             0%

Footnote reads:
* These indexes reflect the general performance of market sectors in which the fund invests. The fund's performance will differ. Past performance is not indicative of future results. The indexes may include bonds different from those in the fund. It is not possible to invest in an index.

Another plus for your fund's performance was the allocation to mortgage-backed securities. The fund typically holds a number of mortgage-backed bonds to take advantage of their higher yields relative to U.S. Treasuries (historically, a difference of roughly one percentage point). These bonds pay more income to investors to compensate for the risk of prepayment, which often occurs when interest rates are heading lower. (As lower rates become available, many homeowners opt to refinance or prepay their mortgages, forcing investors in those mortgages to reinvest their money at lower prevailing rates.) In February, when we suspected rates would rise, we increased the fund's share of mortgage-backed bonds with proceeds from the sale of U.S. Treasuries. The added income helped boost fund performance at a time when bond prices in general were falling.

* FOREIGN HOLDINGS FARE WELL

Throughout the period, the U.S. dollar rose sharply against major foreign currencies, eroding U.S. investors' returns on non-dollar-based investments. For a U.S. investor in Italian government bonds, for example, a local return of 1.45% became an almost 7% loss when translated into U.S. dollars, according to J.P. Morgan. Investments in Denmark, Spain, and Sweden experienced similar reversals. Since the fund began the period with a large number of holdings hedged back to the dollar, the impact of the rising U.S. currency was minimal.

The fund's emerging-market holdings helped boost performance during the period. Yield-hungry investors have begun to turn away from the traditionally high-yielding European markets, where yields have declined as countries prune their deficits and align their currencies to prepare for European Monetary Union. Increasingly, the emerging markets -- including Mexico, Argentina, and Russia -- have attracted investor attention, boasting double-digit yields and dollar-denominated bonds. The fund's holdings in these markets performed exceptionally well in December and January, and were later trimmed to lock in those gains.

[GRAPHIC OMITTED: vertical bar chart CHANGES IN PORTFOLIO COMPOSITION]

CHANGES IN PORTFOLIO COMPOSITION*

                                 [black bar: 10/31/96]   [gray bar: 4/30/97]

U.S. government
and agency
obligations                               48.2%                  51.1%

Corporate bonds                           33.5%                  37.6%

Foreign bonds
and notes                                  7.8%                   3.8%

Collateralized
mortgage
obligations                                4.3%                   3.4%

Short-term
investments                                1.2%                   6.8%

Others                                     3.3%                   2.2%

Footnote reads:
* Based on total net assets as of indicated dates. Holdings will vary over time.

* DURATION MANAGEMENT ADDS VALUE

Throughout the period, as investor sentiment swung between optimism and caution, our management of the portfolio's duration added value. An important tool for investment professionals, duration measures a portfolio's sensitivity to changes in interest rates and is expressed in years. The longer the duration, the greater the change in portfolio value with each change in interest rates.

At the start of the period, the fund's duration was relatively long. A heavy weighting of long-term bonds, particularly corporate bonds, spurred performance in the latter part of 1996 as interest rates fell. In early February, as our expectations of a rate increase grew, we shortened the fund's duration. Our timing was good. The events that roiled the bond markets -- including Chairman Greenspan's Congressional testimony and the rise in short-term interest rates -- came later.

* "HISTORY COUNSELS CAUTION": ADVICE FOR BOND AND EQUITY INVESTORS

Greenspan's warning was directed at U.S. equity investors but may also be appropriate for those in the bond markets. As this report was being written, the bond markets had recovered from their late-March selloff, and a host of crucial economic reports suggested that inflation was less of a threat than many predicted.

For now, growth is strong and reported profits continue to exceed expectations. Although interest rates remained unchanged in May, the Fed still may find sufficient reason to raise interest rates again. It is interesting to note that historically the Fed has shifted monetary policy by engineering a series of small rate changes, seldom just one. Going forward, we intend to keep the fund's duration defensive, making the most of a flexible investment strategy by seeking income where opportunities arise.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/97, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Income Fund is designed for investors seeking high current income consistent with prudent risk, mainly through fixed-income securities.

TOTAL RETURN FOR PERIODS ENDED 4/30/97
                               Class A          Class B           Class M
(inception date)              (11/1/54)         (3/1/93)         (12/14/94)
                            NAV      POP      NAV      CDSC     NAV      POP
------------------------------------------------------------------------------
6 months                    2.11%   -2.74%    1.76%   -3.16%    2.02%  -1.23%
------------------------------------------------------------------------------
1 year                       8.14    3.03     7.40     2.40     7.97    4.45
------------------------------------------------------------------------------
5 years                     46.84   39.88       --       --       --      --
Annual average               7.99    6.94       --       --       --      --
------------------------------------------------------------------------------
10 years                   135.34  124.24       --       --       --      --
Annual average               8.94    8.41       --       --       --      --
------------------------------------------------------------------------------
Life of class                  --      --    26.03    24.11    24.74   20.66
Annual average                 --      --     5.70     5.32     9.73    8.21
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/97
                                               Lehman Bros.
                                                Aggregate       Consumer
                                               Bond Index      Price Index
------------------------------------------------------------------------------
6 months                                           1.70%           1.20%
------------------------------------------------------------------------------
1 year                                             7.08            2.50
------------------------------------------------------------------------------
5 years                                           42.61           14.84
Annual average                                     7.36            2.81
------------------------------------------------------------------------------
10 years                                         130.18           42.15
Annual average                                     8.69            3.58
------------------------------------------------------------------------------
Life of class B                                   27.32           11.95
Annual average                                     5.97            2.74
------------------------------------------------------------------------------
Life of class M                                   24.77            7.01
Annual average                                     9.60            2.84
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions or, for class A shares, distribution fees prior to implementation of the class A distribution plan in 1990. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 4.75% maximum sales charge for class A shares and 3.25% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.

TOTAL RETURN FOR PERIODS ENDED 3/31/97
(most recent calendar quarter)
                               Class A           Class B           Class M
                             NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                     2.98%   -1.86%    2.62%   -2.34%    2.89%  -0.44%
------------------------------------------------------------------------------
1 year                       5.99     0.90     5.25     0.31     5.82    2.40
------------------------------------------------------------------------------
5 years                     45.46    38.58       --       --       --      --
Annual average               7.78     6.74       --       --       --      --
------------------------------------------------------------------------------
10 years                   121.95   111.46       --       --       --      --
Annual average               8.30     7.78       --       --       --      --
------------------------------------------------------------------------------
Life of class                  --       --    24.32    22.43    23.00   18.98
Annual average                 --       --     5.48     5.08     9.42    7.85
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 4/30/97
                                  Class A        Class B        Class M
------------------------------------------------------------------------------
Distributions (number)               6              6              6
------------------------------------------------------------------------------
Income                            $0.222         $0.197         $0.215
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                          0.035          0.035          0.035
------------------------------------------------------------------------------
Short-term                            --             --             --
------------------------------------------------------------------------------
  Total                           $0.257         $0.232          $0.25
------------------------------------------------------------------------------
Share value:                     NAV       POP       NAV       NAV       POP
------------------------------------------------------------------------------
10/31/96                        $7.02     $7.37     $6.99     $6.99     $7.22
------------------------------------------------------------------------------
4/30/97                          6.91      7.25      6.88      6.88      7.11
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1           6.43%     6.12%     5.76%     6.28%     6.08%
------------------------------------------------------------------------------
Current 30-day SEC yield2        6.43      6.12      5.68      6.16      5.96
------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

 COMPARATIVE BENCHMARKS

Lehman Brothers Aggregate Bond Index* is an unmanaged list of investment-grade bonds.

First Boston High Yield Index* is a market-weighted index including publicly traded bonds rated below BBB by Standard & Poor's and Moody's.

Lehman Brothers Corporate Bond Index* is an unmanaged list of publicly issued, fixed-rate non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

Lehman Brothers Long-Term Treasury Bond Index* is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years of greater.

Lehman Brothers Mortgage-Backed Securities Index* is an unmanaged list of GNMA bonds.

Salomon Brothers World Government Bond Index* is a market-capitalization weighted benchmark that tracks the performance of government-bond markets in 14 countries.

J.P. Morgan Emerging Market Bond Index* is a total-return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance in the fund will differ. It is not possible to invest directly in an index.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund *

Health Sciences Trust

International Growth Fund +

International New Opportunities Fund

Investors Fund

New Opportunities Fund

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Intermediate U.S. Government

Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

MOST CONSERVATIVE
INVESTMENTS **

Putnam money market funds: ++

California Tax Exempt Money Market Fund

Money Market Fund

New York Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

CDs and savings accounts [2 DBL. DAGGERS]

               * Formerly Natural Resources Fund

               + Formerly Overseas Growth Fund

   [DBL. DAGGER] Formerly OTC Emerging Growth Fund

  [SECTION MARK] Not available in all states.

              ** Relative to above.

              ++ An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

[2 DBL. DAGGERS] Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured up to certain limits by federal/state agencies. Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Portfolio of investments owned
April 30, 1997 (Unaudited)


U.S. GOVERNMENT AND AGENCY OBLIGATIONS (51.1%) *
PRINCIPAL AMOUNT                                                                                       VALUE

U.S. Government Agency Mortgage Obligations (30.2%)
------------------------------------------------------------------------------------------------------------
                 Federal Home Loan Mortgage Corp.
$    12,765,000    8 1/2s, TBA, June 16, 2027                                                 $   13,175,778
     83,533,881    8 1/2s, with due dates from April 1, 2025 to April 1, 2027                     86,222,743
     43,758,219    5 1/2s, with due dates from December 1, 2010 to
                   August 1, 2011                                                                 40,749,852
                 Federal National Mortgage Association
     54,650,000    7s, TBA, June 16, 2027                                                         52,942,188
     14,100,000    5.94s, med. term notes December 12, 2005                                       13,145,994
                 Federal National Mortgage Association
                   Pass-Through Certificates
        405,729    11s, with due dates from August 1, 2013 to October 1, 2015                        454,926
      2,953,555    8s, December 1, 2008                                                            3,067,977
     53,023,611    7s, with due dates from July 1, 2023 to February 1, 2027                       51,366,681
      6,814,753    6s, Dwarf, October 1, 2009                                                      6,482,534
                 Government National Mortgage Association
                   Pass-Through Certificates
        433,845    11s, with due dates from December 15, 2009 to
                   October 15, 2013                                                                  478,570
        382,292    9s, with due dates from October 15, 2004 to May 15, 2009                          405,586
     66,249,082    7 1/2s, with due dates from January 15, 2024 to
                   February 15, 2027                                                              65,669,766
    146,539,455    7s, with due dates from January 15, 2024 to April 15, 2027                    141,739,002
     27,538,552    6 1/2s, with due dates from October 15, 2023 to
                   February 15, 2027                                                              25,877,833
                                                                                              --------------
                                                                                                 501,779,430

U.S. Treasury Obligations (20.9%)
------------------------------------------------------------------------------------------------------------
                 U.S. Treasury Bonds
     50,135,000    11 5/8s, November 15, 2004                                                     64,517,227
     72,532,000    10 3/4s, August 15, 2005 #                                                     90,699,090
     21,680,000    8 1/8s, August 15, 2019                                                        24,257,969
     15,487,000    7 1/2s, November 15, 2024                                                      16,360,622
     22,829,000    7 1/8s, February 15, 2023                                                      23,032,406
                 U.S. Treasury Notes
      1,785,000    6 7/8s, May 15, 2006                                                            1,800,065
     49,975,000    6 3/8s, April 30, 1999                                                         50,068,453
     43,940,000    6 1/4s, February 15, 2007                                                      42,511,950
     33,830,000    6 1/4s, October 31, 2001                                                       33,417,612
                                                                                              --------------
                                                                                                 346,665,394
                                                                                              --------------
                 Total U.S. Government and Agency Obligations
                   (cost $861,111,432)                                                        $  848,444,824

CORPORATE BONDS AND NOTES (37.6%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Advertising ( -- %)
------------------------------------------------------------------------------------------------------------
$       175,000  Adams Outdoor Advertising, Ltd. sr. notes 10 3/4s, 2006                      $      181,563
        310,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                   309,225
         60,000  Outdoor Systems, Inc. sr. sub. notes 9 3/8s, 2006                                    58,965
        225,000  Universal Outdoor, Inc. sr. sub. notes 9 3/4s, 2006                                 222,750
                                                                                              --------------
                                                                                                     772,503

Aerospace and Defense (0.1%)
------------------------------------------------------------------------------------------------------------
        170,000  BE Aerospace sr. notes 9 3/4s, 2003                                                 175,525
        160,000  Howmet Corp. sr. sub. notes 10s, 2003                                               170,400
         75,000  L-3 Communications Corp. 144A sr. sub. notes 10 3/8s, 2007                           77,250
        125,000  Sequa Corp. bonds 8 3/4s, 2001                                                      124,375
        145,000  Sequa Corp. sr. notes 9 5/8s, 1999                                                  147,175
        140,000  Tracor, Inc. 144A sr. sub. notes 8 1/2s, 2007                                       137,200
        140,000  Wyman-Gordon Co. sr. notes 10 3/4s, 2003                                            149,100
                                                                                              --------------
                                                                                                     981,025

Agriculture ( -- %)
------------------------------------------------------------------------------------------------------------
        275,000  AGCO Corp. sr. sub. notes 8 1/2s, 2006                                              277,750
        511,480  Premium Standard Farms, Inc. sr. secd. notes 11s, 2003 [2 DBL. DAGGERS]             544,727
                                                                                              --------------
                                                                                                     822,477

Apparel ( -- %)
------------------------------------------------------------------------------------------------------------
         65,000  GFSI, Inc. 144A sr. sub. notes 9 5/8s, 2007                                          64,350

Automotive  (0.3%)
------------------------------------------------------------------------------------------------------------
        145,000  A.P.S. Inc. company guaranty 11 7/8s, 2006                                          145,000
        232,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                               255,200
        165,000  Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                       181,500
      4,360,000  Chrysler Corp. deb. Ser. B, 7.45s, 2097                                           4,108,951
        120,000  CSK Auto, Inc. 144A sr. sub. notes 11s, 2006                                        123,000
        255,000  Harvard Industries Inc. sr. notes 11 1/8s, 2005                                     114,750
          5,000  Hawk Corp. sr. notes 10 1/4s, 2003                                                    5,038
        155,000  Key Plastics Corp. 144A sr. sub. notes 10 1/4s, 2007                                156,550
                                                                                              --------------
                                                                                                   5,089,989

Banks (7.5%)
------------------------------------------------------------------------------------------------------------
      4,205,000  Abbey National PLC sub. notes 7.35s, 2049 (United Kingdom)                        4,153,993
     11,105,000  Advanta National Bank sr. notes 7.02s, 2001                                      10,798,058
      6,475,000  Bangkok Bank Public Co. 144A sub. notes 8 3/8s, 2027
                   (Thailand)                                                                      6,301,923
      6,320,000  Bangkok Bank Public Co. 144A sub. notes 8 1/4s, 2016
                   (Thailand)                                                                      6,147,085
      7,805,000  BankAmerica Corp. sub. notes 7 1/8s, 2009                                         7,572,021
        180,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                                177,300
     10,500,000  Citicorp sub. notes 7 1/8s, 2005                                                 10,424,925
      8,325,000  Den Danske Bank sub. notes 6.55s, 2003 (Denmark)                                  8,052,856
         50,000  Dime Capital Trust sub. notes 9.33s, 2027                                            50,000
      2,340,000  First National Bank of Omaha sub. notes 7.32s, 2010                               2,226,861
        220,000  First Nationwide Holdings 144A sr. sub. notes 10 5/8s, 2003                         233,200
      1,520,000  Merita Bank Ltd. sub. notes 6 1/2s, 2006 (Finland)                                1,428,922
        175,000  North Fork Bancorp, Inc. 144A bonds 8.7s, 2026                                      169,678
          5,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                            5,413
      9,865,000  Peoples Bank- Bridgeport sub. notes 7.2s, 2006                                    9,509,465
        115,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                         115,000
      8,500,000  Riggs National Corp. sub. deb. 8 1/2s, 2006                                       8,585,000
      7,010,000  Societe Generale FRN 7.85s, 2002 (France)                                         7,045,050
      6,500,000  Scotland International Finance 144A sub. notes 8.85s, 2006
                   (Netherlands)                                                                   7,130,435
      5,000,000  Society Bank & Trust notes 12 1/2s, 1999                                          5,590,000
      6,935,000  Sparbanken Sverige AB (Swedbank) 144A sub. 7 1/2s, 2006
                   (Sweden)                                                                        6,824,456
      6,065,000  St. Paul Bancorp sr. notes 7 1/8s, 2004                                           5,913,072
      4,050,000  State Development Bank of China notes 7 3/8s, 2007 (China)                        4,012,457
      3,745,000  State Street Institution 144A company guaranty 7.94s, 2026                        3,638,904
      8,445,000  Webster Financial Corp. sr. notes 8 3/4s, 2000                                    8,478,358
                                                                                              --------------
                                                                                                 124,584,432

Basic Industrial Products ( -- %)
------------------------------------------------------------------------------------------------------------
        125,000  Astor Corp. 144A sr. sub. notes 10 1/2s, 2006                                       127,500
        290,000  Clark-Schwebel sr. notes 10 1/2s, 2006                                              307,400
          5,000  Inter-City Products sr. notes 9 3/4s, 2000                                            5,000
         10,000  Owens Illinois, Inc. deb. 11s, 2003                                                  11,113
          5,000  Owens Illinois, Inc. sr. sub. notes 9 3/4s, 2004                                      5,288
         45,000  Titan Wheel International Inc. sr. sub. notes 8 3/4s, 2007                           45,000
                                                                                              --------------
                                                                                                     501,301

Broadcasting  (0.2%)
------------------------------------------------------------------------------------------------------------
        100,000  Adelphia Communications Corp. sr. notes Ser. B, 10 1/4s, 2000                        94,750
        280,000  Argyle Television Corp. sr. sub. notes 9 3/4s, 2005                                 287,000
        185,000  Bell Cablemedia PLC sr. disc. notes stepped-coupon zero %
                   (11.95s, 7/15/99), 2004 (United Kingdom) ++                                       162,800
        260,000  Capstar Broadcasting 144A sr. disc. notes stepped-coupon
                   zero % (12 3/4s, 2/1/02), 2009 ++                                                 144,950
        230,000  Chancellor Radio Broadcasting Corp. sr. sub. notes 9 3/8s, 2004                     227,700
        140,000  Comcast Corp. sr. sub. notes 9 1/2s, 2008                                           142,100
        315,000  Commodore Media, Inc. sr. sub. notes stepped-coupon 7 1/2s,
                   (13 1/4s, 5/1/98), 2003 ++                                                        335,475
         65,000  Gray Communications Systems, Inc. sr. sub. notes 10 5/8s, 2006                       66,300
        255,000  Heartland Wireless Communications, Inc. sr. notes Ser. B,
                   14s, 2004                                                                         122,400
        120,000  Heritage Media Corp. sr. sub. notes 8 3/4s, 2006                                    124,800
        125,000  Jacor Communications, Inc. company guaranty 9 3/4s, 2006                            127,813
        275,000  Jacor Communications, Inc. sr. sub. notes 10 1/8s, 2006                             284,625
        220,000  Paxson Communications Corp. 144A sr. sub. notes
                   11 5/8s, 2002                                                                     233,750
        200,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                          214,000
         95,000  RBS Participacoes S.A. 144A company guaranty 11s, 2007
                   (Brazil)                                                                           95,931
        225,000  SFX Broadcasting, Inc. sr. sub. notes Ser. B, 10 3/4s, 2006                         235,688
        225,000  Sinclair Broadcasting Group sr. sub. notes 10s, 2005                                228,938
        155,000  Spanish Broadcasting Systems 144A sr. notes 11s, 2004                               155,775
        285,000  Sullivan Broadcasting sr. sub. notes 10 1/4s, 2005                                  285,000
        170,000  TCI Satellite Entertainment 144A sr. sub. notes 10 7/8s, 2007                       161,500
        100,000  TV Azteca Sa De Cv 144A sr. notes 10 1/2s, 2007 (Mexico)                             98,375
                                                                                              --------------
                                                                                                   3,829,670

Building and Construction (0.1%)
------------------------------------------------------------------------------------------------------------
        235,000  Atrium Companies Inc. 144A sr. sub. notes 10 1/2s, 2006                             235,000
         80,000  Building Materials Corp. sr. notes Ser. B, 8 5/8s, 2006                              77,200
        115,000  Continental Homes Holding Corp. sr. notes 10s, 2006                                 113,275
        250,000  Schuller International Corp. sr. notes 10 7/8s, 2004                                272,500
        375,000  Scotsman Group, Inc. sr. secd. notes 9 1/2s, 2000                                   393,750
        260,000  Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                                         285,675
         10,000  Webb (Del E.) Corp. sr. sub. notes 9 3/4s, 2008                                       9,550
                                                                                              --------------
                                                                                                   1,386,950

Business Equipment and Services (0.2%)
------------------------------------------------------------------------------------------------------------
      3,035,000  Boise Cascade Corp. deb. 7.35s, 2016                                              2,805,706
        305,000  Corporate Express, Inc. sr. sub. notes Ser. B, 9 1/8s, 2004                         295,850
        200,000  Intertek Finance PLC 144A sr. sub. notes 10 1/4s, 2006
                   (United Kingdom)                                                                  206,000
         90,000  Iron Mountain, Inc. med. term. notes company guaranty
                   10 1/8s, 2006                                                                      91,463
         55,000  Loomis Fargo & Co. 144A sr. sub. notes 10s, 2004                                     55,550
        275,000  Pierce Leahy Corp. 144A sr. sub. notes 11 1/8s, 2006                                297,000
        240,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                          266,400
                                                                                              --------------
                                                                                                   4,017,969

Cable Television (0.6%)
------------------------------------------------------------------------------------------------------------
          5,000  Cablevision Systems Corp. sr. sub. deb. 9 7/8s, 2023                                  4,700
      8,400,000  Continental Cablevision, Inc. sr. deb. 9 1/2s, 2013                               9,403,128
         15,000  Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (13 1/2s, 9/30/99), 2004
                   (United Kingdom) ++                                                                12,300
        430,000  Diamond Cable Communications Co. sr. disc. notes
                   stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                   (United Kingdom) ++                                                               297,775
         15,000  Diamond Cable Communications Co. 144A sr. disc. notes stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                   (United Kingdom) ++                                                                 8,925
        235,000  Lenfest Communications, Inc. sr. notes 8 3/8s, 2005                                 224,719
        205,000  Marcus Cable Co. (L.P.) sr. sub. disc. notes stepped-coupon
                   zero % (13 1/2s, 8/1/99), 2004 ++                                                 169,638
          5,000  Rogers Cablesystems Ltd. deb. 10 1/8s, 2012 (Canada)                                  5,113
        120,000  TV Filme, Inc. 144A sr. notes 12 7/8s, 2004 (Brazil)                                121,800
                                                                                              --------------
                                                                                                  10,248,098

Chemicals (0.8%)
------------------------------------------------------------------------------------------------------------
        110,000  Freedom Chemicals, Inc. sr. sub. notes 10 5/8s, 2006                                114,125
        275,000  Great Lakes Carbon Corp. sr. notes 10s, 2006                                        286,000
         45,000  Harris Chemical Corp. sr. sub. notes 10 3/4s, 2003                                   44,550
      3,335,000  Lyondell Petrochemical Co. notes 9 1/8s, 2002                                     3,605,935
      5,700,000  Millennium America Inc. company guaranty 7 5/8s, 2026                             5,311,146
        250,000  NL Industries, Inc. sr. notes stepped-coupon zero %
                   (13s, 10/15/98), 2005 ++                                                          230,938
      2,635,000  Sociedad Quimica Y Minera de Chile S.A. 144A bonds 7.7s,
                   2006 (Chile)                                                                    2,638,294
        240,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                   zero % (13 1/2s, 8/15/01), 2008 ++                                                151,800
        100,000  Union Carbide Global Enterprises sr. sub. notes Ser. B,
                   12s, 2005                                                                         112,000
                                                                                              --------------
                                                                                                  12,494,788

Computer Services and Software ( -- %)
------------------------------------------------------------------------------------------------------------
        250,000  Computervision Corp. sr. sub. notes 11 3/8s, 1999                                   247,188
        255,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                268,388
                                                                                              --------------
                                                                                                     515,576

Conglomerates ( -- %)
------------------------------------------------------------------------------------------------------------
        100,000  Aramark Corp. sub. notes 8 1/2s, 2003                                               101,250
        140,000  Congoleum Corp. sr. notes 9s, 2001                                                  140,000
        289,000  MacAndrews & Forbes Holdings, Inc. sub. deb. notes 13s, 1999                        289,723
                                                                                              --------------
                                                                                                     530,973

Consumer Durable Goods ( -- %)
------------------------------------------------------------------------------------------------------------
        125,000  Remington Products Co. sr. sub. notes Ser. B, 11s, 2006                             105,625
        200,000  Selmer Co., Inc. sr. sub. notes 11s, 2005                                           214,000
                                                                                              --------------
                                                                                                     319,625

Consumer Non Durables ( -- %)
------------------------------------------------------------------------------------------------------------
        190,000  Foamex (L.P.) Capital Corp. sr. sub. deb. 11 7/8s, 2004                             203,775
        390,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                       393,900
        355,000  Revlon Worldwide Corp. 144A sr. disc. notes zero %, 2001                            232,525
                                                                                              --------------
                                                                                                     830,200

Consumer Services (0.1%)
------------------------------------------------------------------------------------------------------------
        275,000  Act III Theatres, Inc. sr. sub. notes 11 7/8s, 2003                                 298,375
        280,000  Affinity Group Holdings 144A sr. notes 11s, 2007                                    287,000
        260,000  AMC Entertainment, Inc. 144A sr. sub. notes 9 1/2s, 2009                            257,400
         95,000  AmeriKing, Inc. sr. notes 10 3/4s, 2006                                              98,325
         95,000  Century Communications Corp. sr. notes 9 1/2s, 2005                                  93,813
        255,000  Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005                                      280,500
         80,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                  82,800
        100,000  Hollinger International Publishing, Inc. company guaranty
                   9 1/4s, 2007                                                                       98,750
        100,000  Hollinger International Publishing, Inc. company guaranty
                   8 5/8s, 2005                                                                       98,750
        165,000  Host Marriott Corp. sr. notes Ser. B, 9 1/2s, 2005                                  167,888
        145,000  John Q Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                  142,100
        245,000  Jones Intercable, Inc. sr. sub. deb. 10 1/2s, 2008                                  259,700
        135,000  Specialty Retailers, Inc. sr. sub. notes 11s, 2003                                  142,088
                                                                                              --------------
                                                                                                   2,307,489
Electronics and Electrical Equipment  (0.1%)
------------------------------------------------------------------------------------------------------------
        150,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                   2006 (Canada)                                                                     158,625
        180,297  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                    180,298
        181,037  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                               181,038
        170,000  Fairchild Semiconductor Corp. 144A sr. sub. notes
                   11.74s, 2008                                                                      150,165
        160,000  Fairchild Semiconductor Corp. 144A sr. sub. notes
                   10 1/8s, 2007                                                                     161,600
        130,000  Health O Meter Products, Inc. sr. sub. notes 13s, 2002                              142,350
        330,000  International Semi-Tech. Corp. sr. secd. disc. notes stepped-coupon zero %, (11 1/2s, 8/15/00), 2003
                   (Canada) ++                                                                       182,325
        255,000  Motors and Gears Inc. 144A sr. notes Ser. A, 10 3/4s, 2006                          255,638
                                                                                              --------------
                                                                                                   1,412,039

Energy-Related ( -- %)
------------------------------------------------------------------------------------------------------------
        250,000  Panda Global Energy Co. 144A sr. notes 12 1/2s, 2004                                237,500

Entertainment (0.9%)
------------------------------------------------------------------------------------------------------------
        140,000  Cobb Theatres LLC company guaranty 10 5/8s, 2003                                    144,900
        180,000  Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                     198,000
        205,000  Six Flags Corp. sr. sub. notes stepped-coupon zero %
                   (12 1/4s, 6/15/98), 2005 ++                                                       202,438
     11,560,000  Time Warner Entertainment Inc. deb. 7 1/4s, 2008                                 11,186,034
      3,450,000  Time Warner Entertainment Inc. notes 8 7/8s, 2012                                 3,727,449
         75,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                   72,938
        120,000  United Artists notes 11 1/2s, 2002                                                  124,800
         15,000  Viacom International, Inc. sub. deb. 8s, 2006                                        14,006
                                                                                              --------------
                                                                                                  15,670,565

Environmental Control ( -- %)
------------------------------------------------------------------------------------------------------------
         35,000  Allied Waste Industries, Inc. 144A sr. sub. notes 10 1/4s, 2006                      36,488

Food and Beverages  (0.1%)
------------------------------------------------------------------------------------------------------------
         90,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                             89,550
        235,000  Chiquita Brands sr. notes 9 5/8s, 2004                                              239,700
         60,000  Del Monte Corp. 144A sr. sub. notes 12 1/4s, 2007                                    61,800
        445,000  Mafco, Inc. sr. sub. notes 11 7/8s, 2002                                            472,813
         70,000  MBW Foods, Inc. 144A sr. sub. notes 9 7/8s, 2007                                     70,000
        205,000  Stater Brothers sr. notes 11s, 2001                                                 218,325
                                                                                              --------------
                                                                                                   1,152,188

Health Care (0.8%)
------------------------------------------------------------------------------------------------------------
      4,660,000  Columbia Healthcare Corp. deb. 8.36s, 2024                                        4,997,617
        115,000  Genesis Health Ventures, Inc. sr. sub. notes 9 1/4s, 2006                           115,575
        350,000  IMED Corp. sr. sub. notes 9 3/4s, 2006                                              350,000
        215,000  Integrated Health Services sr. sub. notes 10 3/4s, 2004                             230,050
        120,000  Integrated Health Services sr. sub. notes 9 5/8s, 2002                              122,400
        205,000  Magellan Health Services, Inc. sr. sub. deb. Ser. A, 11 1/4s, 2004                  226,525
        210,000  Merit Behavioral Care sr. sub. notes 11 1/2s, 2005                                  225,750
        390,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                      368,550
      6,465,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                         6,335,700
        145,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                  144,275
                                                                                              --------------
                                                                                                  13,116,442

Insurance and Finance (7.7%)
------------------------------------------------------------------------------------------------------------
        125,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                        116,250
          5,000  AIM Management Group sr. secd. notes 9s, 2003                                         5,275
      3,245,000  Allstate Financing II company guaranty 7.83s, 2045                                3,048,515
      3,500,000  AMBAC Indemnity Corp. deb. 9 3/8s, 2011                                           4,096,225
        115,000  Colonial Capital I 144A company guaranty 8.92s, 2027                                111,748
      6,420,000  Conseco Inc. sr. notes 10 1/2s, 2004                                              7,441,550
         20,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                          20,150
      1,090,000  Discover Credit Corp. med. term notes 9.07s, 2012                                 1,233,902
        120,000  Dollar Financial Group Inc. sr. notes Ser. A, 10 7/8s, 2006                         121,800
     12,055,000  Executive Risk Capital Trust 144A company guaranty
                   8.675s, 2027                                                                   11,901,902
      3,595,000  First Financial Caribbean Corp. sr. notes 7.84s, 2006                             3,554,556
      6,840,000  Firstar Capital Trust I 144A bonds 8.32s, 2026                                    6,821,122
     10,810,000  Ford Motor Credit Corp. notes 8.2s, 2002                                         11,323,907
        245,000  Investors Capital Trust I 144A company guaranty 9.77s, 2027                         244,388
      9,705,000  Lehman Bros Holdings, Inc. med. term notes 6.4s, 1999                             9,601,933
      6,460,000  Markel Capital Trust I 144A company guaranty 8.71s, 2046                          6,398,178
      7,630,000  Money Store, Inc. (The) notes 8.05s, 2002                                         7,630,000
      2,950,000  Orange Cogen Funding 144A company guaranty 8.175s, 2022                           2,965,812
      5,000,000  Orion Capital Corp. sr. notes 9 1/8s, 2002                                        5,403,150
        135,000  Outsourcing Solutions, Inc. 144A sr. sub. notes 11s, 2006                           143,438
      7,600,000  Phoenix Home Life Mutual Insurance Co. 144A notes
                   6.95s, 2006                                                                     7,304,360
        105,000  Phoenix Re Corp. sr. notes 9 3/4s, 2003                                             112,481
         95,000  Provident Capital Trust company guaranty 8.6s, 2026                                  91,675
         10,000  Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s, 2003                             10,275
        205,000  Reliance Group Holdings, Inc. sr. notes 9s, 2000                                    208,075
      6,255,000  Salton Sea Funding Corp. company guaranty Ser. E, 8.3s, 2011                      6,402,305
      9,055,000  Sampoerna International Finance Co. 144A company
                   guaranty 8 3/8s, 2006 (Indonesia)                                               9,149,081
      5,055,000  Southern Investments Service Co. sr. notes 6.8s, 2006
                   (United Kingdom)                                                                4,866,347
        115,000  Sovereign Capital Trust 144A company guaranty 9s, 2027                              112,125
      8,715,000  Tig Capital Trust I 144A bonds 8.597s, 2027                                       8,725,719
      7,845,000  Trenwick Capital Trust 144A bonds 8.82s, 2037                                     7,865,475
        155,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                      158,193
                                                                                              --------------
                                                                                                 127,189,912

Medical Supplies and Devices ( -- %)
------------------------------------------------------------------------------------------------------------
        175,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                       191,188
        210,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                             228,375
        220,000  Wright Medical Technology, Inc. sr. secd. notes Ser. B,
                   10 3/4s, 2000                                                                     222,200
                                                                                              --------------
                                                                                                     641,763
Metals and Mining (0.9%)
------------------------------------------------------------------------------------------------------------
        230,000  AK Steel Corp. sr. notes 9 1/8s, 2006                                               227,125
         50,000  Altos Hornos De Mexico 144A bonds 11 7/8s, 2004 (Mexico)                             50,625
        155,000  Continental Global Group 144A sr. notes Ser. A, 11s, 2007                           159,650
        105,000  Echo Bay Mines jr. sub. deb. 11s, 2027 (Canada)                                     103,425
          5,000  Ispat Mexicana, S.A. 144A bonds 10 3/8s, 2001 (Mexico)                                5,106
        145,000  Maxxam Group Holdings Inc. sr. notes Ser. B, 12s, 2003                              146,450
      6,770,000  Noranda  Inc. notes 7s, 2005 (Canada)                                             6,561,078
      6,100,000  PT Alatief Freeport sr. notes 9 3/4s, 2001 (Netherlands)                          6,599,163
        190,000  Royal Oak Mines, Inc. company guaranty Ser. B, 11s, 2006
                   (Canada)                                                                          190,950
                                                                                              --------------
                                                                                                  14,043,572

Oil and Gas (3.1%)
------------------------------------------------------------------------------------------------------------
        195,000  Abraxas Petroleum Corp. 144A sr. notes Ser. B, 11 1/2s, 2004                        206,700
        200,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                        214,000
        140,000  Chesapeake Energy Corp. sr. notes 10 1/2s, 2002                                     151,984
         10,000  Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                                        9,975
        120,000  CIA Naviera Perez Companc S.A. 144A bonds 9s, 2004
                   (Argentina)                                                                       120,225
          5,000  Costilla Energy, Inc. sr. notes 10 1/4s, 2006                                         5,025
      3,860,000  El Paso Natural Gas Co. deb. 7 1/2s, 2026                                         3,746,748
          5,000  Flores & Rucks, Inc. sr. notes 13 1/2s, 2004                                          5,813
         10,000  Forcenergy, Inc. 144A sr. sub. notes 8 1/2s, 2007                                     9,500
      5,565,000  Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006 (Canada)                        5,718,038
      3,930,000  Husky Oil Ltd. deb. 7.55s, 2016 (Canada)                                          3,811,511
        105,000  Kelley Oil & Gas Corp. sr. sub. notes Ser. B, 10 3/8s, 2006                         105,000
         10,000  Maxus Energy Corp. company guaranty 9 7/8s, 2002                                     10,325
        177,000  Maxus Energy Corp. notes 9 1/2s, 2003                                               182,310
          5,000  Maxus Energy Corp. notes 9 3/8s, 2003                                                 5,263
      6,600,000  ONEOK Inc. deb. 9.7s, 2019                                                        7,226,802
        210,000  Parker Drilling Corp. sr. notes Ser. B, 9 3/4s, 2006                                215,775
      4,055,000  Petro Geo-Services AS notes 7 1/2s, 2007 (Norway)                                 4,029,656
     12,500,000  Petro-Canada deb. 9 1/4s, 2021 (Canada)                                          14,584,250
      1,745,000  Petroliam Nasional Berhad 144A notes 7 5/8s, 2026
                   (Malaysia)                                                                      1,715,492
      8,245,000  Petroliam Nasional Berhad 144A notes 7 1/8s, 2005
                   (Malaysia)                                                                      8,176,072
          5,000  Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                                5,200
        884,000  TransTexas Gas Corp. sr. disc. notes stepped-coupon zero %
                   (13 1/4s, 12/16/01), 2003 ++                                                      556,920
                                                                                              --------------
                                                                                                  50,812,584

Packaging and Containers ( -- %)
------------------------------------------------------------------------------------------------------------
        200,000  Innova S De R.L. 144A sr. notes 12 7/8s, 2007 (Mexico)                              197,000
          5,000  Ivex Packaging Corp. sr. sub. notes 12 1/2s, 2002                                     5,431
        115,000  Radnor Holdings Corp. 144A sr. notes 10s, 2003                                      116,725
         40,000  Riverwood International Corp. company guranty 10 7/8s, 2008                          33,200
        125,000  US Can Corp. company guaranty Ser. B, 10 1/8s, 2006                                 130,625
                                                                                              --------------
                                                                                                     482,981
Paper and Forest Products (0.1%)
------------------------------------------------------------------------------------------------------------
        115,000  APP International Finance Co. notes 11 3/4s, 2005
                   (Netherlands)                                                                     119,888
        230,000  Domtar, Inc. deb. 9 1/2s, 2016 (Canada)                                             225,400
        275,000  Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                             264,000
        350,000  Rainy River Forest Products, Inc. sr. notes 10 3/4s, 2001
                   (Canada)                                                                          383,250
        360,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                338,400
         90,000  Repap New Brunswick FRN 9.066s, 2000 (Canada)                                        88,200
        265,000  Stone Consolidated Corp. sr. notes 10 1/4s, 2000                                    282,225
                                                                                              --------------
                                                                                                   1,701,363

Publishing (1.1%)
------------------------------------------------------------------------------------------------------------
        210,000  American Media Operation, Inc. sr. sub. notes 11 5/8s, 2004                         224,700
      7,265,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                     6,563,710
     11,600,000  News America Holdings, Inc. deb. 7.7s, 2025                                      10,641,376
         50,000  Sun Media Corp. 144A sr. sub. notes 9 1/2s, 2007 (Canada)                            48,250
                                                                                              --------------
                                                                                                  17,478,036

REITs (Real Estate Investment Trust) (1.3%)
------------------------------------------------------------------------------------------------------------
      1,720,000  American Health Properties, Inc. notes 7 1/2s, 2007                               1,698,982
      1,295,000  American Health Properties, Inc. notes 7.05s, 2002                                1,280,936
      3,290,000  Health Care Property Investors, Inc. sr. notes 6 1/2s, 2006                       3,069,438
      8,525,000  Meditrust med. term notes 7.3s, 2006                                              8,298,491
        230,000  Prime Hospitality Corp. 144A sr. sub. notes 9 3/4s, 2007                            234,600
         10,000  Prime Hospitality Corp. 1st mtge. 9 1/4s, 2006                                       10,175
      5,705,000  Sun Communities, Inc. sr. notes 7 5/8s, 2003                                      5,774,544
        400,000  Tanger Properities Ltd. Partnership Gtd. notes 8 3/4s, 2001                         408,148
                                                                                              --------------
                                                                                                  20,775,314

Recreation (0.2%)
------------------------------------------------------------------------------------------------------------
        130,000  Alliance Gaming Corp. sr. notes 12 7/8s, 2003                                       140,238
        245,000  Argosy Gaming Co. 1st mtge. 13 1/4s, 2004                                           219,275
        500,000  Arizona Charlies Corp. 1st mtge. Ser. B, 12s, 2000                                  285,000
        170,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                        171,275
        100,000  Casino Magic Corp. 144A 1st mtge. 13s, 2003                                          83,000
        425,000  Coast Hotels & Casinos, Inc. company guaranty Ser. B,
                   13s, 2002                                                                         465,375
        220,000  Empress River Casino sr. notes 10 3/4s, 2002                                        232,100
        190,000  Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                                         192,850
        300,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                      307,500
        290,000  Lady Luck Gaming 1st mtge. 11 7/8s, 2001                                            290,000
        220,000  Mohegan Tribal Gaming sr. secd. notes Ser. B, 13 1/2s, 2002                         288,200
        275,000  Players International Inc. sr. notes 10 7/8s, 2005                                  285,313
                                                                                              --------------
                                                                                                   2,960,126

Retail (1.4%)
------------------------------------------------------------------------------------------------------------
        300,000  Brylane (L.P.) sr. sub. notes 10s, 2003                                             310,500
      5,585,000  Federated Department Stores sr. notes 8 1/2s, 2003                                5,807,227
        240,000  Loehmanns, Inc. sr. notes 11 7/8s, 2003                                             249,600
      5,000,000  May Department Stores Co. notes 9 1/2s, 2021                                      5,824,450
        250,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                          256,250
        230,000  Phar-Mor, Inc. sr. notes 11.72s, 2002                                               231,725
        110,000  Quality Food Centers, Inc. 144A sr. sub. notes 8.7s, 2007                           108,350
        110,000  Ralphs Grocery Co. 144A sr. sub. notes 11s, 2005                                    116,600
      8,000,000  Sears, Roebuck & Co. med. term notes 9.1s, 2012                                   9,133,840
        735,000  Southland Corp. 1st priority sr. sub. deb. 5s, 2003                                 610,050
         15,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                            11,400
        145,000  Supermercados Norte 144A bonds 10 7/8s, 2004 (Argentina)                            145,000
        200,000  Waban, Inc. sr. sub. notes 11s, 2004                                                223,000
        125,000  William Carter Co. 144A sr. sub. notes 12s, 2008                                    127,500
         10,000  William Carter Co. 144A sr. sub. notes 10 3/8s, 2006                                 10,125
                                                                                              --------------
                                                                                                  23,165,617

Specialty Consumer Products (0.1%)
------------------------------------------------------------------------------------------------------------
        270,000  Coty Inc. Gtd. sr. sub. notes 10 1/4s, 2005                                         286,200
        175,000  Genesco, Inc. sr. notes 10 3/8s, 2003                                               179,813
        265,000  Herff Jones, Inc. sr. sub. notes 11s, 2005                                          280,900
        400,000  Sassco Fashions Ltd. 144A notes 12 3/4s, 1999                                       414,000
                                                                                              --------------
                                                                                                   1,160,913

Telecommunications (1.0%)
------------------------------------------------------------------------------------------------------------
        250,000  Arch Communications Group sr. disc. notes stepped-coupon
                   zero % (10 7/8s, 3/15/01), 2008 ++                                                113,750
        295,000  Call-Net Enterprises sr. disc. notes stepped-coupon zero %
                   (13 1/4s, 12/1/99), 2004 ++                                                       247,800
        305,000  Centennial Cellular Corp. sr. notes 8 7/8s, 2001                                    295,850
         50,000  Consorcio Ecuatoriano 144A notes 14s, 2002 (Ecuador)                                 50,500
        560,000  Dial Call Communication, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (10 1/4s, 12/15/98), 2005 ++                                       415,800
        210,000  Dobson Communications Corp. 144A sr. notes 11 3/4s, 2007                            201,600
        130,000  Fonorola, Inc. sr. notes 12 1/2s, 2002 (Canada)                                     140,400
        150,000  Frontiervision Operating Partners L.P. sr. sub. notes 11s, 2006                     150,375
        230,000  Globo Communicacoes 144A company guaranty
                   10 1/2s, 2006 (Brazil)                                                            235,175
        500,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                   (12s, 5/1/01), 2006 ++                                                            279,375
        225,000  Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                   zero % (12 1/2s, 5/15/01), 2006 ++                                                145,125
        200,000  Intermedia Communications, Inc. sr. notes Ser. B, 13 1/2s, 2005                     223,000
        450,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                   zero % (11 1/2s, 2/01/01), 2006 ++                                                294,750
         15,000  International Cabletel, Inc. 144A sr. notes 10s, 2007                                14,663
        340,000  McLeod, Inc. 144A sr. disc. notes stepped-coupon zero %
                   (10 1/2s, 3/1/02), 2007 ++                                                        194,650
        200,000  MFS Communications sr. disc. notes stepped-coupon zero %
                   (8 7/8s, 1/1/01), 2006 ++                                                         151,706
        335,000  MFS Communications sr. disc. notes stepped-coupon zero %
                   (9 3/8s, 1/15/99), 2004 ++                                                        304,565
        485,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                   (Luxembourg) ++                                                                   339,500
        150,000  Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                             148,500
        350,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                   zero % (9 3/4s, 2/15/99), 2004 ++                                                 254,625
        500,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                   zero % (11 1/2s, 9/1/98), 2003 ++                                                 412,500
        490,000  Omnipoint Corp. sr. notes 11 5/8s, 2006                                             382,200
        330,000  Orbcomm Global Capital Corp. sr. notes Ser. B, 14s, 2004                            336,600
        200,000  Paging Network, Inc. sr. sub. notes 10s, 2008                                       178,000
        265,000  Pricellular Wireless Corp. 144A sr. notes 10 3/4s, 2004                             272,950
        395,000  Teleport Communications Group Inc. sr. disc. notes
                   stepped-coupon zero % (11 1/8s, 7/1/01), 2007 ++                                  271,563
         85,000  Wireless One, Inc. sr. notes 13s, 2003                                               55,250
     11,360,000  WorldCom, Inc. notes 7 3/4s, 2007                                                11,189,600
                                                                                              --------------
                                                                                                  17,300,372

Textiles (0.1%)
------------------------------------------------------------------------------------------------------------
         40,000  Anvil Knitwear Inc. 144A sr. notes 10 7/8s, 2007                                     39,000
         75,000  Glenoit Corp. 144A sr. sub. notes 11s, 2007                                          75,750
        410,000  Polysindo International Finance company guaranty
                   11 3/8s, 2006 (Indonesia)                                                         430,500
        250,000  Tultex Corp. sr. notes 10 5/8s, 2005                                                270,938
                                                                                              --------------
                                                                                                     816,188

Tobacco (0.3%)
------------------------------------------------------------------------------------------------------------
      1,895,000  Philip Morris Cos., Inc. deb. 7 3/4s, 2027                                        1,785,962
      2,420,000  RJR Nabisco, Inc. notes 8 3/4s, 2005                                              2,349,336
                                                                                              --------------
                                                                                                   4,135,298

Transportation (1.1%)
------------------------------------------------------------------------------------------------------------
         65,000  Atlantic Express, Inc. 144A company guaranty 10 3/4s, 2004                           66,625
        100,000  Blue Bird Body Co. sr. sub. notes Ser. B, 10 3/4s, 2006                             104,500
      8,705,000  Burlington Northern Santa Fe notes 6 3/8s, 2005                                   8,171,558
        165,000  Consorcio/MCII Holdings secd. notes stepped-coupon
                   zero % (12s, 11/15/98), 2002 ++                                                   139,838
      3,245,000  Continental Airlines, Inc. 144A bonds 7.42s, 2008                                 3,238,510
        250,000  Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s, 2003
                   (Greece)                                                                          245,000
        240,000  International Shipholding Corp. sr. notes 9s, 2003                                  244,800
      5,465,000  Southwest Airlines Co. deb. 7 7/8s, 2007                                          5,665,784
        240,000  Viking Star Shipping sr. secd. notes 9 5/8s, 2003                                   246,000
                                                                                              --------------
                                                                                                  18,122,615

Utilities (7.4%)
------------------------------------------------------------------------------------------------------------
        200,000  AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                            205,250
      4,275,000  Arizona Public Service Co. sr. notes 6 3/4s, 2006                                 4,113,020
      6,565,000  California Energy Corp. disc. notes 10 1/4s, 2005                                 6,991,725
      5,541,000  Citizens Utilities Co. bonds 7.68s, 2034                                          5,972,090
      6,980,000  Connecticut Light & Power Co. 1st mtge. Ser. A, 7 7/8s, 2001                      6,984,816
      1,970,000  Edison Mission Energy 144A company guaranty 7.33s, 2008                           1,940,746
      7,791,000  EIP Funding-Public Service Co. of New Mexico deb.
                   10 1/4s, 2012                                                                   8,549,921
        140,000  El Paso Electric Co. 1st mtge. Ser. D, 8.9s, 2006                                   145,502
     10,850,000  El Paso Electric Co. 1st mtge. Ser. B, 7 3/4s, 2001                              10,891,013
      4,430,000  Enersis S.A. notes 7.4s, 2016 (Chile)                                             4,171,377
      4,680,000  Enersis S.A. notes 6.6s, 2026 (Chile)                                             4,515,264
       264,000   First PV Funding deb. 10.15s, 2016                                                  281,160
        90,000   Hidroelectric Piedra Aguila 144A bonds 10 5/8s, 2001
                   (Argentina)                                                                        93,938
     2,740,000   Illinova Corp. sr. notes 7 1/8s, 2004                                             2,692,790
     6,440,000   Israel Electric Corp., Ltd. 144A sr. notes 7 1/4s, 2006 (Israel)                  6,301,926
        65,000   Long Island Lighting Co. deb. 9s, 2022                                               70,439
     3,768,618   Midland Cogeneration Ventures deb. 10.33s, 2002                                   4,032,422
       200,000   Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                    228,014
       500,000   Niagara Mohawk Power Corp. med. term notes 9.95s, 2000                              499,375
     1,888,377   Northeast Utilities System notes Ser. A, 8.58s, 2006                              1,799,624
     6,617,701   Northeast Utilities System notes Ser. B, 8.38s, 2005                              6,369,670
     2,995,000   Ras Laffan Natural Gas 144A sec. notes 8.294s, 2014 (Qatar)                       3,118,544
     5,895,000   Ras Laffan Natural Gas 144A sec. notes 7.628s, 2006 (Qatar)                       6,035,006
     8,120,000   Texas New Mexico Power Utilities 1st mtge. 9 1/4s, 2000                           8,536,394
    10,800,000   Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                           10,721,376
     8,625,000   Texas Utilities Electric Capital Trust V company guaranty
                   8.175s, 2037                                                                    8,516,756
     2,335,000   Thermochemical Funding 144A sr. secd. notes 10 1/8s, 2014                         2,425,481
     7,205,000   US West Capital Funding, Inc. company guaranty 6.95s, 2037                        7,097,790
                                                                                              --------------
                                                                                                 123,301,429
                                                                                              --------------
                 Total Corporate Bonds and Notes
                   (cost $623,969,735)                                                        $  625,010,720

FOREIGN GOVERNMENT BONDS AND NOTES (3.8%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
CAD   10,880,000   Canada (Government of) deb. Ser. A55, 8s, 2023                             $    8,557,916
USD    8,600,000   Quebec (Province of) bonds 13s, 2013                                            9,728,148
USD   17,490,000   Quebec (Province of) deb. Ser. NN, 7 1/8s, 2024                                16,002,476
ZAR   26,245,000   South Africa (Republic of) bonds Ser. 153, 13s, 2010                            5,238,376
GBP    1,465,000   United Kingdom Treasury bonds 7s, 2002                                          2,362,989
GBP   13,415,000   United Kingdom Treasury bonds 7 1/2s, 2006                                     21,862,519
                                                                                              --------------
                 Total Foreign Government Bonds and Notes
                   (cost $66,164,320)                                                         $   63,752,424

COLLATERALIZED MORTGAGE OBLIGATIONS  (3.4%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$    3,890,587   Chase Mortgage Finance Corp. Ser. 93-3, Class B13,
                   7.455s, 2024                                                               $    2,418,244
                 Housing Securities Inc.
     3,067,767     Ser. 91-B, Class B6, 9s, 2006                                                   3,025,585
     2,586,779     Ser. 93-F, Class F9M2, 7s, 2023                                                 2,439,656
       623,334     Ser. 93-J, Class J4, 6.66s, 2009                                                  533,146
       296,826     Ser. 93-J, Class J5, 6.66s, 2009                                                  213,065
       496,253     Ser. 94-1, Class AB1, 6 1/2s, 2009                                                418,404
                 Prudential Home Mortgage Securities
     2,441,301     Ser. 92-13, Class B3, 7 1/2s, 2007                                              2,171,232
     2,324,265     Ser. 92-25, Class B3, 8s, 2022 +                                                2,253,084
     3,346,825     Ser. 93-31, Class B2, 6s, 2000                                                  2,654,450
     7,806,925     Ser. 93-D, Class 2B, 7.108s, 2023                                               7,464,152
     3,970,212     Ser. 93-E, Class 5B, 7.393s, 2023                                               2,872,821
       665,045     Ser. 94-31, Class B3, 8s, 2009                                                    600,618
                 Prudential Home Mortgage Securities 144A
       425,988     Ser. 94-31, Class B4, 8s, 2009                                                    344,451
     7,552,536     Ser. 94-A, Class 4B, 6.802s, 2024                                               6,971,934
     2,077,947     Ser. 94-D, Class 3B, 6.311s, 2009                                               1,929,244
     2,473,199     Ser. 94-D, Class 4B, 6.312s, 2009                                               2,126,565
     9,059,534     Ser. 95-C, Class 1B1, 7.56s, 2001                                               8,997,249
     8,653,045   Securitized Asset Sales, Inc. Ser. 93-J, Class 2B, 6.807s, 2023                   8,078,429
     1,245,658   Travelers Mortgage Securities Corp. coll. oblig. Ser. 1,
                   Class Z2, 12s, 2014                                                             1,396,694
                                                                                              --------------
                 Total Collateralized Mortgage Obligations
                   (cost $53,509,182)                                                         $   56,909,023

ASSET-BACKED SECURITIES (1.0%) * (cost $16,003,107)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    16,115,157   Railcar Leasing L.L.C. 144A Ser. 1, Class A1, 6 3/4s, 2006                   $   15,812,999

BRADY BONDS (0.8%)* [DIAMOND]
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$    7,246,870   Argentina (Republic of) deb. 6 3/4s, 2005                                    $    6,649,003
     7,305,000   United Mexican States bonds Ser. D, 6.352s, 2019                                  6,469,491
                                                                                              --------------
                 Total Brady Bonds   (cost $12,886,991)                                       $   13,118,494

PREFERRED STOCKS (0.2%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
           120   American Radio Systems Corp. 144A $11.375 pfd. [2 DBL. DAGGERS]              $       11,850
         6,000   AmeriKing, Inc. $3.25 pfd. [2 DBL. DAGGERS]                                         159,000
         2,488   Cablevision Systems Corp. Ser. M, $11.125 dep. shs. pfd. [2 DBL. DAGGERS]           228,896
         3,000   California Federal Bank Ser. B, $10.625 exch. pfd.                                  322,500
         2,715   Chancellor Radio Broadcasting Co. 144A $12.00 pfd.                                  268,785
         8,855   Chevy Chase Capital Corp. Ser. A $5.188 pfd.                                        429,468
         9,278   El Paso Electric Co. $11.40 pfd [2 DBL. DAGGERS]                                  1,011,302
           350   Fresenius Medical Care AG pfd. Ser. D, zero %, (Germany)                            346,500
            30   NTL Inc. 144A $130.00 pfd. [2 DBL. DAGGERS]                                          29,100
         1,855   SFX Broadcasting, Inc. Ser. E, $12.625 pfd. [2 DBL. DAGGERS]                        184,109
                                                                                              --------------
                 Total Preferred Stocks (cost $3,018,550)                                     $    2,991,510

UNITS (0.1%) *
NUMBER OF UNITS                                                                                        VALUE
------------------------------------------------------------------------------------------------------------
            40   Anvil Holdings Inc. 144A pfd. units 13s, 2009 [2 DBL. DAGGERS]               $       39,400
            40   Celcaribe S.A. 144A units stepped-coupon zero %
                   (13 1/2s, 3/15/98), 2004 ++                                                       524,000
           270   Colt Telecommunications Group PLC units stepped-coupon
                   zero % (12s, 12/15/01), 2006 (United Kingdom) ++                                  157,950
           260   Esat Holdings Ltd. 144A units stepped-coupon zero %
                   (12 1/2s, 2/1/02), 2007 (Ireland) ++                                              145,600
           450   Fitzgerald Gaming Co. units 13s, 2002                                               292,500
           250   Globalstar L.P. Capital units 11 3/8s, 2004                                         247,500
           315   McCaw International Ltd. 144A units stepped-coupon
                   zero % (13s, 4/15/02), 2007 ++                                                    154,350
         7,390   Nextlink Communications 144A pfd. units 14s, 2009 [2 DBL. DAGGERS]                  347,330
           105   Wireless One Inc. units stepped-coupon zero %
                   (13 1/2s, 8/1/01), 2006 ++                                                         28,350
                                                                                              --------------
                 Total Units (cost $1,928,012)                                                $    1,936,980

COMMON STOCKS (0.1%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
           150   AmeriKing, Inc. +                                                            $        7,500
        44,051   PSF Holdings LLC Class A +                                                        1,167,352
                                                                                              --------------
                 Total Common Stocks (cost $1,534,199)                                        $    1,174,852

PURCHASED OPTIONS OUTSTANDING ( -- %) *
                                                                        EXPIRATION DATE/
CONTRACT AMOUNT                                                             STRIKE PRICE               VALUE
------------------------------------------------------------------------------------------------------------
DEM      36,250,000   German Government Bond                                   July 97/
                        Futures Contracts (Put)                                DEM 96.75      $       20,963
ITL  24,200,000,000   Italian Government Bond                                  May 97/
                        Futures Contracts (Put)                                ITL 122                 2,830
USD      32,600,000   U.S. Dollars in exchange for                             May 97/
                        Deutschemarks (Call)                                   DEM 1.692             740,020
                                                                                              --------------
                 Total Purchased Options Outstanding
                   (cost $1,000,353)                                                          $      763,813

CONVERTIBLE BONDS AND NOTES ( -- %) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$      250,000   Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                               $      142,188
       105,000   Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                       88,594
        75,000   National Semiconductor Corp. cv. deb. 6 1/2s, 2002                                   73,125
                                                                                              --------------
                 Total Convertible Bonds and Notes (cost $317,575)                            $      303,907

CONVERTIBLE PREFERRED STOCKS ( -- %) * (cost $300,625)
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
         5,000   Granite Broadcasting $1.938 cv. pfd.                                         $      216,875

WARRANTS ( -- %) * (cost $4,000)
NUMBER OF WARRANTS                                                             DATE                    VALUE
------------------------------------------------------------------------------------------------------------
           400   Intermedia Communications, Inc. 144A +                        6/1/01         $        8,000

SHORT-TERM INVESTMENTS  (6.8%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$   20,000,000   Asset Securities Cooperative Corp. effective yield
                   of 5.52%, May 28, 1997                                                     $   19,917,200
    15,000,000   Federal National Mortgage Association effective yield
                   of 5.36%, May 6, 1997                                                          14,988,833
    25,000,000   Federal National Mortgage Association effective yield
                   of 5.35%, May 21, 1997                                                         24,925,695
    25,000,000   IBM Credit Corp. effective yield of 5.47%, May 6, 1997                           24,981,007
    27,428,000   Interest in $492,645,000 joint repurchase agreement
                   dated April 30, 1997 with Morgan (J.P.) & Co., Inc.
                   due May 1, 1997 with respect to various U.S. Treasury
                   obligations -- maturity value of $27,432,137 for an
                   effective yield of 5.43%                                                       27,432,137
                                                                                              --------------
                 Total Short-Term Investments (cost $112,244,872)                             $  112,244,872
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,753,992,953) ***                                  $1,742,689,293
------------------------------------------------------------------------------------------------------------

               * Percentages indicated are based on net assets of
                 $1,661,217,391.

             *** The aggregate identified cost on a tax basis is
                 $1,754,407,715, resulting in gross unrealized appreciation and depreciation of $18,833,791 and $30,552,213, respectively, or net unrealized depreciation of $11,718,422.

               + Non-income-producing security.

              ++ The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

[2 DBL. DAGGERS] Income may be received in cash or additional securities at the discretion of the issuer.

       [DIAMOND] Brady Bonds are foreign bonds collateralized by the U.S.
                 Government. The rates are floating and are the current rates at April 30, 1997.

               # A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 1997.

                 144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                 TBA after the name of a security represents to be announced securities (Note 1).

                 The rate shown on Floating Rate Notes are the current interest rates shown at April 30, 1997, which are subject to change based on the terms of the security.



----------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at April 30, 1997
(aggregate face value $134,507,740)
                                             Aggregate Face    Delivery      Unrealized
                               Market Value       Value          Date       Depreciation
----------------------------------------------------------------------------------------
Australian Dollars             $33,630,349    $33,779,703      6/18/97       $  (149,354)
Deutschemarks                   91,344,901     93,778,900      6/18/97        (2,433,999)
Japanese Yen                     4,617,314      4,675,630      6/18/97           (58,316)
Thai Baht                        2,272,036      2,273,507      6/18/97            (1,471)
----------------------------------------------------------------------------------------
                                                                             $(2,643,140)
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at April 30, 1997
(aggregate face value $141,394,628)
                                                                             Unrealized
                                  Market    Aggregate Face     Delivery     Appreciation/
                                  Value          Value           Date      (Depreciation)
----------------------------------------------------------------------------------------
British Pounds                 $24,304,518    $23,757,381      6/18/97       $  (547,137)
Canadian Dollars                 7,867,196      8,098,032      6/18/97           230,836
Deutschemarks                   68,533,675     69,846,583      6/18/97         1,312,908
Japanese Yen                    38,957,462     39,692,632      6/18/97           735,170
----------------------------------------------------------------------------------------
                                                                             $ 1,731,777
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Futures Contracts Outstanding at April 30, 1997
                                                                             Unrealized
                                             Aggregate Face   Delivery      Appreciation/
                               Total Value       Value          Date        Depreciation
----------------------------------------------------------------------------------------
U.S. Treasury Notes
10 year (Short)                $26,742,188    $26,890,625      Jun-97        $   148,437
U.S. Treasury Bonds
20 year (Short)                 23,714,031     23,442,566      Jun-97           (271,465)
U.S. Treasury Notes
5 year (Short)                  82,856,343     82,918,078      Jun-97             61,735
----------------------------------------------------------------------------------------
                                                                             $   (61,293)
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
April 30, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $1,753,992,953) (Note 1)        $1,742,689,293
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                24,533,439
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    5,582,286
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                          113,524,479
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                            2,309,614
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                          1,204,171
---------------------------------------------------------------------------------------------------
Total assets                                                                          1,889,843,282

Liabilities
---------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                            386,255
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       320,349
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                        215,319,189
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                3,222,074
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              2,224,404
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  739,273
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                22,722
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,792
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      531,878
---------------------------------------------------------------------------------------------------
Payable for variation margin                                                                390,244
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                               3,220,977
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                             2,000,306
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      246,428
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       228,625,891
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,661,217,391

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $1,661,990,779
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              4,114,207
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                    7,394,676
---------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                            (12,282,271)
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding            $1,661,217,391

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,130,836,659 divided by 163,563,889 shares)                                                $6.91
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $6.91)*                                        $7.25
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($363,527,312 divided by 52,827,119 shares)**                                                 $6.88
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($24,655,857 divided by 3,583,123 shares)                                                     $6.88
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $6.88)*                                        $7.11
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($142,197,563 divided by 20,549,565 shares)                                                   $6.92
---------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.



Statement of operations
Six months ended April 30, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                              $ 60,476,729
--------------------------------------------------------------------------------------------------
Dividends                                                                                  234,390
--------------------------------------------------------------------------------------------------
Total investment income                                                                 60,711,119

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         4,442,239
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           2,495,922
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           37,026
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            10,324
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    1,349,178
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    1,752,708
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       54,198
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     57,055
--------------------------------------------------------------------------------------------------
Registration fees                                                                          119,127
--------------------------------------------------------------------------------------------------
Auditing                                                                                    25,773
--------------------------------------------------------------------------------------------------
Legal                                                                                        9,923
--------------------------------------------------------------------------------------------------
Postage                                                                                     17,281
--------------------------------------------------------------------------------------------------
Other                                                                                       40,438
--------------------------------------------------------------------------------------------------
Total expenses                                                                          10,411,192
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (294,799)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            10,116,393
--------------------------------------------------------------------------------------------------
Net investment income                                                                   50,594,726
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         5,393,646
--------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Notes 1 and 3)                                   3,657,796
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                              1,177,238
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                      (416,892)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the period               (27,477,403)
--------------------------------------------------------------------------------------------------
Net loss on investments                                                                (17,665,615)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $ 32,929,111
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                                                                   Six months ended        Year ended
                                                                                           April 30        October 31
                                                                                               1997*             1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $   50,594,726     $   90,570,026
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                            10,228,680         16,180,313
----------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                            (27,894,295)       (23,733,680)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     32,929,111         83,016,659
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
   From net investment income
      Class A                                                                           (34,582,307)       (64,589,263)
----------------------------------------------------------------------------------------------------------------------
      Class B                                                                            (9,998,543)       (17,694,764)
----------------------------------------------------------------------------------------------------------------------
      Class M                                                                              (677,914)          (870,674)
----------------------------------------------------------------------------------------------------------------------
      Class Y                                                                            (4,450,373)        (8,614,367)
----------------------------------------------------------------------------------------------------------------------
   From net realized gain on investments
      Class A                                                                            (5,178,160)                --
----------------------------------------------------------------------------------------------------------------------
      Class B                                                                            (1,738,693)                --
----------------------------------------------------------------------------------------------------------------------
      Class M                                                                              (103,201)                --
----------------------------------------------------------------------------------------------------------------------
      Class Y                                                                              (668,295)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       154,740,689        234,847,259
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            130,272,314        226,094,850

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   1,530,945,077      1,304,850,227
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $4,114,207 and $3,228,618, respectively)                                   $1,661,217,391     $1,530,945,077
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       April 30
operating performance         (Unaudited)                                     Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1997             1996             1995             1994             1993             1992
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $7.02            $7.07            $6.53            $7.36            $6.97            $6.80
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .23              .45              .47              .54              .56              .60
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.08)            (.04)             .55             (.84)             .40              .18
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .15              .41             1.02             (.30)             .96              .78
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.22)            (.46)            (.48)            (.41)            (.56)            (.61)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --             (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.04)              --               --             (.04)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --               --             (.08)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.26)            (.46)            (.48)            (.53)            (.57)            (.61)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $6.91            $7.02            $7.07            $6.53            $7.36            $6.97
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           2.11 *           6.08            16.23            (4.16)           14.36            11.86
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,130,837       $1,037,718         $928,995         $781,784         $814,289         $633,135
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .58 *           1.17             1.05              .83              .77              .97
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           3.23 *           6.50             6.91             7.10             7.71             8.62
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            137.32 *         213.46           169.29           128.82           129.95           146.66
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        April 30                                                       March 1, 1993+
operating performance                          (Unaudited)                    Year ended October 31             to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $6.99            $7.04            $6.50            $7.34            $7.19
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .20              .40              .42              .48              .28 (c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.08)            (.04)             .55             (.83)             .22
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .12              .36              .97             (.35)             .50
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.19)            (.41)            (.43)            (.38)            (.35)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.04)              --               --             (.04)              --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --               --             (.07)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.23)            (.41)            (.43)            (.49)            (.35)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $6.88            $6.99            $7.04            $6.50            $7.34
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            1.76 *           5.32            15.46            (4.98)            7.18 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $363,527         $340,775         $260,769         $169,501          $92,832
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .95 *           1.92             1.80             1.59             1.03 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.85 *           5.76             6.14             6.40             4.37 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             137.32 *         213.46           169.29           128.82           129.95
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six months
                                                                                      ended                    For the period
Per-share                                                                          April 30       Year ended    Dec. 14, 1994+
operating performance                                                            (Unaudited)      October 31    to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $6.99            $7.04            $6.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .22              .44              .43
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                             (.08)            (.04)             .54
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .14              .40              .97
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.21)            (.45)            (.43)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                        --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.04)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                                   --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.25)            (.45)            (.43)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $6.88            $6.99            $7.04
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              2.02 *           5.92            15.43 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $24,656          $18,937           $7,673
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .70 *           1.42             1.19 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              3.10 *           6.28             5.17 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               137.32 *         213.46           169.29
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         April 30                                      June 16, 1994+
operating performance                                           (Unaudited)            Year ended October 31    to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $7.02            $7.07            $6.52            $6.72
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .23              .47              .47              .19
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.07)            (.04)             .57             (.21)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .16              .43             1.04             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.22)            (.48)            (.49)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.04)              --               --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                  --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.26)            (.48)            (.49)            (.18)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $6.92            $7.02            $7.07            $6.52
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             2.36 *           6.31            16.65            (0.35)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $142,198         $133,516         $107,414           $7,517
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .45 *            .92              .86              .24 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             3.35 *           6.76             7.14             2.91 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              137.32 *         213.46           169.29           128.82
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
April 30, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with what Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes to be prudent risk. The fund invests in a portfolio of debt securities, both government and corporate obligations, preferred stocks and dividend-paying common stocks.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discounts, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fees, administrative services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next 5 billion, 0.39% of the next 5 billion, and 0.38% of any amount thereafter.

As part of the custodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At April 30, 1997, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc.

Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 1997, fund expenses were reduced by $294,799 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $1,480 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services providedit in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended April 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $184,852 and $4,917 from the sale of class A and class M shares, respectively and $374,349 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received $6,355 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended April 30, 1997, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $852,252,395 and $804,297,534, respectively. Purchases and sales of U.S. government obligations aggregated $1,496,107,108 and $1,382,720,646, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At April 30, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                         April 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      36,111,677     $252,114,650
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     4,219,501       29,437,213
------------------------------------------------------------
                                 40,331,178      281,551,863

Shares
repurchased                     (24,609,728)    (171,864,581)
------------------------------------------------------------
Net increase                     15,721,450     $109,687,282
------------------------------------------------------------

                                            Year ended
                                         October 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      51,499,246     $358,192,745
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     6,891,807       47,867,344
------------------------------------------------------------
                                 58,391,053      406,060,089

Shares
repurchased                     (41,990,050)    (291,589,053)
------------------------------------------------------------
Net increase                     16,401,003     $114,471,036
------------------------------------------------------------

                                        Six months ended
                                         April 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      10,382,360      $72,277,752
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,194,144        8,298,272
------------------------------------------------------------
                                 11,576,504       80,576,024

Shares
repurchased                      (7,511,325)     (52,269,553)
------------------------------------------------------------
Net increase                      4,065,179      $28,306,471
------------------------------------------------------------

                                            Year ended
                                         October 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      26,294,130     $182,625,950
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,699,732       11,736,562
------------------------------------------------------------
                                 27,993,862      194,362,512

Shares
repurchased                     (16,265,239)    (112,753,976)
------------------------------------------------------------
Net increase                     11,728,623      $81,608,536
------------------------------------------------------------

                                       Six months ended
                                        April 30, 1997
------------------------------------------------------------
Class M                             Shares            Amount
------------------------------------------------------------
Shares sold                       1,295,069       $9,010,693
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        91,145          632,678
------------------------------------------------------------
                                  1,386,214        9,643,371

Shares
repurchased                        (512,959)      (3,564,337)
------------------------------------------------------------
Net increase                        873,255       $6,079,034
------------------------------------------------------------

                                           Year ended
                                        October 31, 1996
------------------------------------------------------------
Class M                             Shares            Amount
------------------------------------------------------------
Shares sold                       2,331,089      $16,185,461
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       104,715          721,051
------------------------------------------------------------
                                  2,435,804       16,906,512

Shares
repurchased                        (816,055)      (5,631,015)
------------------------------------------------------------
Net increase                      1,619,749      $11,275,497
------------------------------------------------------------

                                        Six months ended
                                         April 30, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,661,578      $32,503,755
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       733,267        5,118,668
------------------------------------------------------------
                                  5,394,845       37,622,423

Shares
repurchased                      (3,855,544)     (26,954,521)
------------------------------------------------------------
Net increase                      1,539,301      $10,667,902
------------------------------------------------------------

                                            Year ended
                                         October 31, 1996
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       9,748,399      $68,812,178
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,242,297        8,614,367
------------------------------------------------------------
                                 10,990,696       77,426,545

Shares
repurchased                      (7,183,980)     (49,934,355)
------------------------------------------------------------
Net increase                      3,806,716      $27,492,190
------------------------------------------------------------



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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Kenneth J. Taubes
Vice President and Fund Manager

Robert M. Paine
Vice President and Fund Manager

D. William Kohli
Vice President and Fund Manager

Rosemary H. Thomsen
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

33894-004/312/510/514   6/97

PUTNAM INVESTMENTS                                       [SCALE LOGO OMITTED]
-----------------------------------------------------------------------------
Putnam Income Fund
Supplement to Semiannual Report dated April 30, 1997

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
-----------------------------------------------------------------------------
Total return:                              NAV

Six months ended 4/30/97                    2.36%
One year ended 4/30/97                      8.51
Life of class (since 6/16/94)              26.49
Annual average                              8.53
-----------------------------------------------------------------------------
Share value:                               NAV

10/31/96                                   $7.02
4/30/97                                     6.92
-----------------------------------------------------------------------------
Distributions:    No.    Income          Capital gains           Total
                                   Short-term    Long-term
                   6     $0.229        --          $0.035       $0.264
-----------------------------------------------------------------------------
Current return (end of period)             Total

Current dividend rate1                     6.59%
Current 30-day SEC yield2                  6.68%

1 Income portion of most recent distribution, annualized and divided by NAV at end of period.
2 Based only  on investment income, calculated using SEC guidelines.

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.